GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 22, 2022
Goodwill [Line Items]
Disposal Group, Including Discontinued Operation, Intangible Assets	$ 170,000,000			$ 170,000,000
Impairment loss	0	$ 0
Goodwill, Other Increase (Decrease)	257,000,000
CarVal Acquisition
Goodwill [Line Items]
Goodwill acquired during year	666,000,000
Alliance Bernstein
Goodwill [Line Items]
Amortization of intangible assets	43,000,000	21,000,000	$ 37,000,000
Increase (decrease) in derivative assets	496,000,000
Gross carrying amount of AllianceBernstein related intangible assets	1,200,000,000	932,000,000
Accumulated amortization of these intangible assets	(853,000,000)	809,000,000
Amortization expense, year one	60,000,000
Amortization expense, year two	60,000,000
Amortization expense, year three	60,000,000
Amortization expense, year four	59,000,000
Amortization expense, year five	38,000,000
Investment Management | Alliance Bernstein
Goodwill [Line Items]
Amortization of intangible assets	$ 5,100,000,000	$ 4,600,000,000